Related Party Transactions (Table)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Summary of financial information of groups equity method investees
Summarized financial information of the MHFG Group’s equity method investees as of March 31, 2024 and 2025, and for each of the three years ended March 31, 2025, is as follows:

	2024	2025

	(in billions of yen)
Loans	6,924	6,978
Total assets	28,447	26,562
Deposits	2,684	700
Total liabilities	24,829	22,003
Total equity	3,618	4,559
Noncontrolling interests	29	26

	2023	2024	2025

	(in billions of yen)
Total interest and dividend income	750	958	962
Total interest expense	239	384	323
Provision (credit) for credit losses	96	83	83
Net interest income after provision (credit) for credit losses	415	490	556
Income before income tax expense	261	394	474
Net income	194	298	354